Financial liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of financial liabilities [abstract]
Summary of Balances in Financial Debt

Total financial liabilities amounted to EUR 434,605 thousand and EUR 398,916 thousand at December 31, 2024 and at December 31, 2023 respectively; the balances in financial liabilities are as follows:

	At December 31,	At December 31,
	2024	2023
	(EUR thousand)
Lease liabilities	5,092	5,841
Bank overdrafts and short-term loan facilities	50,030	84,005
Bank loans	56,812	51,592
Fair value of derivatives	3,420	20
Financial payables for shares acquisition	—	175
Financial liabilities for accrued interests	1,573	1,644
Total current financial liabilities	116,927	143,277

Lease liabilities	11,809	13,104
Bank loans	255,437	192,304
Notes	49,790	49,743
Fair value of derivatives	642	488
Total non-current financial liabilities	317,678	255,639

Financial Liabilities	434,605	398,916

Summary of Reconciliation Total Borrowings

The following table sets forth the reconciliation of total borrowings (inclusive of accrued interest):

	At December 31,	Cash flows			Non-cash changes			At December 31,
	2023	Proceeds	Repayments	Accrued interest paid in the period	Exchange rate	Amortized Cost	Accrued interest in the period	2024
	(EUR thousand)
Bank loans	245,448	120,000	(51,664)	(1,553)	—	17	1,304	313,552
Bank overdrafts and short-term loan facilities	84,096	70,172	(104,126)	(91)	(21)	—	269	50,299
Notes	49,743	—	—	—	—	47	—	49,790
Total Borrowings	379,287	190,172	(155,790)	(1,644)	(21)	64	1,573	413,641

Summary of Maturities and Average Interest Rates for Liabilities to Banks and Other Lenders

The following table shows maturities and average interest rates for liabilities to banks and other lenders:

At December 31, 2024

	Currency	Amount	Maturity	Average Interest Rate	Amount in EUR
Bank Loans	EUR	56,893	2025	3.64%	56,893
	EUR	87,488	2026	3.84%	87,488
	EUR	90,591	2027	3.95%	90,591
	EUR	57,500	2028	4.03%	57,500
	EUR	10,000	2029	4.23%	10,000
	EUR	10,000	2030	4.23%	10,000
Amortized Cost	EUR	(223)	2025-2030		(223)
Total Bank Loans					312,249

Notes	EUR	25,000	2027	1.40%	25,000
	EUR	25,000	2028	1.40%	25,000
Amortized Cost	EUR	(210)	2025-2028		(210)
Total Notes					49,790

Overdrafts and short-term loan facilities	EUR	50,001	2025	3.02%	50,001
	DKK	220	2025	4.19%	29
Total Overdrafts and short-term loan facilities					50,030

Total Bank Loans and Overdrafts					412,069

At December 31, 2023

	Currency	Amount	Maturity	Average Interest Rate	Amount in EUR
Bank Loans	EUR	51,664	2024	3.45%	51,664
	EUR	56,893	2025	3.86%	56,893
	EUR	60,821	2026	3.81%	60,821
	EUR	53,925	2027	3.42%	53,925
	EUR	20,833	2028	2.12%	20,833
Amortized Cost	EUR	(240)	2024-2028		(240)
Total Bank Loans					243,896

Notes	EUR	25,000	2027	1.40%	25,000
	EUR	25,000	2028	1.40%	25,000
Amortized Cost	EUR	(257)	2024-2028		(257)
Total Notes					49,743

Overdrafts and short-term loan facilities	DKK	198,811	2024	4.90%	26,005
	EUR	58,000	2024	4.05%	58,000
Total Overdrafts and short-term loan facilities					84,005

Total Bank Loans and Overdrafts					377,644

Certain bank loans